Note 5. Advertising	12 Months Ended
May 31, 2013
Notes
Note 5. Advertising	NOTE 5. ADVERTISING The Company’s policy regarding advertising is to expense advertising when incurred. The Company had notincurred any advertising expense as of May 31, 2013.